ENTERPRISE WIDE DISCLOSURE (Details - Revenues by business) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Revenue from External Customer [Line Items]
Revenues	$ 2,894,128	$ 98,730	$ 4,220,776	$ 223,100
Electronic Device Hardware Components Sales [Member]
Revenue from External Customer [Line Items]
Revenues	43,479	75,686	103,381	179,880
Software And Website Development Services [Member]
Revenue from External Customer [Line Items]
Revenues	0	0	19,230	0
Technical Consulting And Training Services [Member]
Revenue from External Customer [Line Items]
Revenues	0	8,044	0	14,470
Software Maintenance And Business Promotion Services [Member]
Revenue from External Customer [Line Items]
Revenues	14,013	15,000	29,276	28,750
Business Consulting Services [Member]
Revenue from External Customer [Line Items]
Revenues	17,580	0	68,113	0
Global Logistics Services [Member]
Revenue from External Customer [Line Items]
Revenues	$ 2,819,056	$ 0	$ 4,000,776	$ 0